Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - Not measured at fair value - AUD ($) $ in Millions	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	$ 746,729	$ 746,236	$ 732,281
Financial liabilities, Carrying Amount	739,425	730,605	718,330
Financial assets, Fair Value	747,186	746,538	732,582
Financial Liabilities, Fair Value	740,598	732,281	720,378
Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	1,889	2,184	3,331
Financial Liabilities, Fair Value	1,889	2,184	3,331
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	511,888	518,107	502,399
Financial Liabilities, Fair Value	512,544	518,791	503,095
Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	24,087	23,808	24,160
Financial Liabilities, Fair Value	24,087	23,808	24,160
Debt issues at fair value
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	184,825	169,241	170,107
Financial Liabilities, Fair Value	185,423	170,060	171,221
Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	16,736	17,265	18,333
Financial Liabilities, Fair Value	16,655	17,438	18,571
Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	19,486	26,788	21,932
Financial assets, Fair Value	19,486	26,788	21,932
Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	6,103	4,787	3,835
Financial assets, Fair Value	6,103	4,787	3,835
Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	812
Financial assets, Fair Value	812
Loans
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	713,884	709,144	700,479
Financial assets, Fair Value	714,341	709,446	700,780
Loans | Previously stated
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount		706,440	697,604
Financial assets, Fair Value		706,742	697,905
Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	6,444	5,517	6,035
Financial assets, Fair Value	$ 6,444	$ 5,517	$ 6,035